Net revenues - Schedule of revenue by segment and type (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from:
Shipments of vehicles and sales of other goods	€ 146,167	€ 149,544	€ 183,230
Other services provided	4,765	4,422	4,018
Construction contract revenues	0	747	709
Revenues from goods and services	150,932	154,713	187,957
Lease installments from assets sold with a buy-back commitment	674	1,046	896
Interest income of financial services activities	1,902	1,119	691
Construction contract revenues	153,508	156,878	189,544
North America
Revenues from:
Shipments of vehicles and sales of other goods	59,674	62,111	85,238
Other services provided	1,288	1,338	1,260
Construction contract revenues	0	0	0
Revenues from goods and services	60,962	63,449	86,498
Lease installments from assets sold with a buy-back commitment	0	0	0
Interest income of financial services activities	0	0	0
Construction contract revenues	60,962	63,449	86,498
Enlarged Europe
Revenues from:
Shipments of vehicles and sales of other goods	55,536	56,282	63,961
Other services provided	1,392	1,516	1,587
Construction contract revenues	0	0	0
Revenues from goods and services	56,928	57,798	65,548
Lease installments from assets sold with a buy-back commitment	674	1,046	896
Interest income of financial services activities	0	0	0
Construction contract revenues	57,602	58,844	66,444
Middle East & Africa
Revenues from:
Shipments of vehicles and sales of other goods	9,670	10,022	10,487
Other services provided	38	87	73
Construction contract revenues	0	0	0
Revenues from goods and services	9,708	10,109	10,560
Lease installments from assets sold with a buy-back commitment	0	0	0
Interest income of financial services activities	0	0	0
Construction contract revenues	9,708	10,109	10,560
South America
Revenues from:
Shipments of vehicles and sales of other goods	15,732	15,544	15,638
Other services provided	299	339	510
Construction contract revenues	0	0	0
Revenues from goods and services	16,031	15,883	16,148
Lease installments from assets sold with a buy-back commitment	0	0	0
Interest income of financial services activities	0	0	0
Construction contract revenues	16,031	15,883	16,148
China and India & Asia Pacific
Revenues from:
Shipments of vehicles and sales of other goods	1,815	1,930	3,463
Other services provided	52	61	63
Construction contract revenues	0	0	0
Revenues from goods and services	1,867	1,991	3,526
Lease installments from assets sold with a buy-back commitment	0	0	0
Interest income of financial services activities	0	0	0
Construction contract revenues	1,867	1,991	3,526
Maserati
Revenues from:
Shipments of vehicles and sales of other goods	676	984	2,276
Other services provided	50	54	59
Construction contract revenues	0	0	0
Revenues from goods and services	726	1,038	2,335
Lease installments from assets sold with a buy-back commitment	0	0	0
Interest income of financial services activities	0	0	0
Construction contract revenues	726	1,038	2,335
Other activities
Revenues from:
Shipments of vehicles and sales of other goods	3,064	2,671	2,167
Other services provided	1,646	1,027	466
Construction contract revenues	0	747	709
Revenues from goods and services	4,710	4,445	3,342
Lease installments from assets sold with a buy-back commitment	0	0	0
Interest income of financial services activities	1,902	1,119	691
Construction contract revenues	€ 6,612	€ 5,564	€ 4,033